Business	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business [Abstract]
BUSINESS

2. BUSINESS

FlexShopper Inc. (the “Company”) is a corporation organized under the laws of the State of Delaware on August 16, 2006. The Company owns 100% of FlexShopper, LLC (“FlexShopper”), a limited liability company incorporated under the laws of North Carolina on June 24, 2013. Since the sale of the assets of Anchor Funding Services LLC (“Anchor”), which sale was completed in a series of transactions between April and June 2014, the Company is a holding company with no operations except for those conducted by FlexShopper. FlexShopper through its e-commerce markeplace and patent pending payment method, provides certain types of durable goods to consumers on a lease-to-own basis (“LTO”) including consumers of third party retailers and e-tailers.

In January 2015, in connection with the credit agreement entered into in March 2015 (see Note 7) FlexShopper 1 LLC and FlexShopper 2 LLC were organized as wholly owned Delaware subsidiaries of FlexShopper to conduct operations.

During 2013, the Company decided to concentrate its efforts on the operations of FlexShopper and subsequently, an agreement was entered into with a financial institution to sell substantially all of the operating assets of Anchor which provided accounts receivable funding to businesses located throughout the United States. The sale was finalized in June 2014 (see Note 4). The consolidated statements of operations and cash flows reflects the historical operations of Anchor, including the gain on sale, as discontinued operations. The consolidated balance sheet as of December 31, 2014 reflects amounts attributable to Anchor as assets and liabilities of discontinued operations.

1.  BUSINESS:

FlexShopper Inc.(the “Company”) is a corporation organized under the laws of the State of Delaware on August 16, 2006. The Company owns 100% of FlexShopper, LLC, a limited liability company incorporated under the laws of North Carolina on June 24, 2013. Since the sale of the assets of Anchor Funding Services LLC (“Anchor”), which sale was completed in a series of transactions between April and June 2014, the Company is a holding corporation with no operations except for those conducted by FlexShopper. FlexShopper provides through e-commerce sites, certain types of durable goods to consumers on a lease-to-own basis (“LTO”) including consumers of third party retailers and e-tailers.

In January 2015, in connection with the credit agreement entered into in March 2015, (See Note 13) FlexShopper 1 LLC and FlexShopper 2 LLC were organized as wholly owned Delaware subsidiaries of FlexShopper to conduct operations.

During 2013, the Company decided to concentrate its efforts on the operations of FlexShopper and subsequently, an agreement was entered into with a financial institution to sell substantially all of the operating assets of Anchor which provided accounts receivable funding to businesses located throughout the United States. The sale was finalized in June 2014 (Note 3). The consolidated statements of operations and cash flows for the years ended December 31, 2014 and 2013 reflect the historical operations of Anchor as discontinued operations. The consolidated balance sheets as of December 31, 2014 and 2013 reflects amounts attributable to Anchor as assets and liabilities of discontinued operations. We have generally presented the notes to our consolidated financial statements on the basis of continuing operations.